PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 721	$ 1,748	$ 291
Property and equipment	4,576	4,304
Accumulated depreciation	3,358	2,666
Cost	1,218	1,638	$ 888
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,629	2,539
Accumulated depreciation	2,385	1,978
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	774	801
Accumulated depreciation	627	580
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	35	35
Accumulated depreciation	2	2
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	427	427
Accumulated depreciation	139	77
Equipment in lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	711	473
Accumulated depreciation	205	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	0	29
Accumulated depreciation	$ 0	$ 29